Earnings per share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Earnings per share

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	£	£	£	£
Basic and Diluted loss for the period	(28,676,000)	(18,596,000)	(44,168,000)	(24,065,000)

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	Number	Number	Number	Number
Weighted average number of ordinary shares	121,899,774	26,201,070	121,432,193	28,566,885

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	£	£	£	£
Basic and diluted earnings per share (pence per share)	(0.24)	(0.71)	(0.36)	(0.84)